Leases (Details) - Schedule of sublease income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of sublease income [Line Items]
Sublease lease income	$ 134,402	$ 64,750	$ 366,087	$ 84,875	$ 143,192